Investments - Available for sale fixed maturities (Details) - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Available-for-sale [Line Items]
Fixed maturities, available for sale at amortized cost	$ 34,003	$ 31,598	$ 36,144
Fixed maturities, available for sale, allowance for expected credit losses	15	28	0
Available for sale (AFS) fixed maturities	36,083	34,123	37,899
Total fixed maturities
Debt Securities, Available-for-sale [Line Items]
Fixed maturities, available for sale at amortized cost	34,003	31,598	36,144
Fixed maturities, available for sale, allowance for expected credit losses	15	28	0
Gross unrealized gains on fixed maturities	2,187	2,650	1,823
Gross unrealized losses on fixed maturities	(92)	(97)	(68)
Available-for-sale Securities, Accumulated Gross Unrealized Gain (Loss), before Tax	2,095	2,553	1,755
Available for sale (AFS) fixed maturities	36,083	34,123	37,899
U.S. Government and government agencies
Debt Securities, Available-for-sale [Line Items]
Fixed maturities, available for sale at amortized cost	39	40	38
Fixed maturities, available for sale, allowance for expected credit losses	0	0	0
Gross unrealized gains on fixed maturities	2	4	7
Gross unrealized losses on fixed maturities	(16)	0	0
Available-for-sale Securities, Accumulated Gross Unrealized Gain (Loss), before Tax	(14)	4	7
Available for sale (AFS) fixed maturities	25	44	45
States, municipalities and political subdivisions
Debt Securities, Available-for-sale [Line Items]
Fixed maturities, available for sale at amortized cost	2,680	3,053	4,080
Fixed maturities, available for sale, allowance for expected credit losses	0	0	0
Gross unrealized gains on fixed maturities	264	371	270
Gross unrealized losses on fixed maturities	0	(2)	(1)
Available-for-sale Securities, Accumulated Gross Unrealized Gain (Loss), before Tax	264	369	269
Available for sale (AFS) fixed maturities	2,944	3,422	4,349
Foreign government
Debt Securities, Available-for-sale [Line Items]
Fixed maturities, available for sale at amortized cost	31	31	31
Fixed maturities, available for sale, allowance for expected credit losses	0	0	0
Gross unrealized gains on fixed maturities	3	3	3
Gross unrealized losses on fixed maturities	0	0	0
Available-for-sale Securities, Accumulated Gross Unrealized Gain (Loss), before Tax	3	3	3
Available for sale (AFS) fixed maturities	34	34	34
Residential MBS
Debt Securities, Available-for-sale [Line Items]
Fixed maturities, available for sale at amortized cost	2,362	1,954	1,909
Fixed maturities, available for sale, allowance for expected credit losses	2	3	0
Gross unrealized gains on fixed maturities	166	192	193
Gross unrealized losses on fixed maturities	(8)	(3)	(3)
Available-for-sale Securities, Accumulated Gross Unrealized Gain (Loss), before Tax	158	189	190
Available for sale (AFS) fixed maturities	2,518	2,140	2,099
Commercial MBS
Debt Securities, Available-for-sale [Line Items]
Fixed maturities, available for sale at amortized cost	573	659	807
Fixed maturities, available for sale, allowance for expected credit losses	0	0	0
Gross unrealized gains on fixed maturities	29	40	28
Gross unrealized losses on fixed maturities	0	(1)	0
Available-for-sale Securities, Accumulated Gross Unrealized Gain (Loss), before Tax	29	39	28
Available for sale (AFS) fixed maturities	602	698	835
Collateralized loan obligations
Debt Securities, Available-for-sale [Line Items]
Fixed maturities, available for sale at amortized cost	3,279	3,490	3,401
Fixed maturities, available for sale, allowance for expected credit losses	3	10	0
Gross unrealized gains on fixed maturities	18	24	8
Gross unrealized losses on fixed maturities	(4)	(13)	(30)
Available-for-sale Securities, Accumulated Gross Unrealized Gain (Loss), before Tax	14	11	(22)
Available for sale (AFS) fixed maturities	3,290	3,491	3,379
Other asset-backed securities
Debt Securities, Available-for-sale [Line Items]
Fixed maturities, available for sale at amortized cost	7,982	5,099	5,265
Fixed maturities, available for sale, allowance for expected credit losses	10	11	0
Gross unrealized gains on fixed maturities	142	142	138
Gross unrealized losses on fixed maturities	(48)	(54)	(16)
Available-for-sale Securities, Accumulated Gross Unrealized Gain (Loss), before Tax	94	88	122
Available for sale (AFS) fixed maturities	8,066	5,176	5,387
Corporate and other
Debt Securities, Available-for-sale [Line Items]
Fixed maturities, available for sale at amortized cost	17,057	17,272	20,613
Fixed maturities, available for sale, allowance for expected credit losses	0	4	0
Gross unrealized gains on fixed maturities	1,563	1,874	1,176
Gross unrealized losses on fixed maturities	(16)	(24)	(18)
Available-for-sale Securities, Accumulated Gross Unrealized Gain (Loss), before Tax	1,547	1,850	1,158
Available for sale (AFS) fixed maturities	$ 18,604	$ 19,118	$ 21,771